Annual Fund Operating Expenses - Equally-Weighted SP 500 Fund	Dec. 18, 2020
Class A
Operating Expenses:
Management Fees	0.11%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.17%
Total Annual Fund Operating Expenses	0.53%
Class C
Operating Expenses:
Management Fees	0.11%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.17%
Total Annual Fund Operating Expenses	1.28%
Class R
Operating Expenses:
Management Fees	0.11%
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	0.17%
Total Annual Fund Operating Expenses	0.78%
Class Y
Operating Expenses:
Management Fees	0.11%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.17%
Total Annual Fund Operating Expenses	0.28%
Class R6
Operating Expenses:
Management Fees	0.11%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.16%